TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 14:-TAXES ON INCOME

a.General:

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2021	2020

Beginning balance	$7,125	$5,597
Decrease related to settlement with tax authorities	(4,258)	-
Additions for prior year tax positions	2,115	657
Decrease for prior year tax positions	(1,428)	-
Additions for current year tax positions	1,758	871

Ending balance	$5,312	$7,125

As of December 31, 2021, the entire amount of the unrecognized tax benefits could affect the Company’s income tax provision and the effective tax rate.

The Company adjusts the unrecognized tax benefit liability and income tax expense in the period in which the uncertain tax position is effectively settled, the statute of limitations expires or when new information is available.

During the years ended December 31, 2021, 2020 and 2019 a net amounts of $243, $657 and $484, respectively, were added to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years’ uncertain tax positions. As of December 31, 2021, and 2020, the Company had accrued interest liability related to uncertain tax positions in the amounts of $97 and $698, respectively, which is included within other long-term liabilities on the consolidated balance sheets.

Exchange rate differences are recorded within financial income, net, while interest is recorded within taxes on income in the consolidated statements of income.

During November 2021, the Company reached a settlement with the Israeli Tax Authority (“ITA”) regarding the Company’s corporate tax returns for the years 2015-2018. As a result, the Company’s Israeli tax returns have been examined for all years including and prior to fiscal 2018, and the Company is no longer subject to audit for these periods. The settlement amounted to a total payment of $9,279 (NIS 28,858). The Company had provisions for the related years in the amount of $4,258 which were offset against such payment. In addition, as part of the settlement with the ITA, the Company received additional deductible expenses in the amount of $5,190.

The Company’s U.S subsidiary files income tax return in the U.S federal jurisdiction. As of December 31, 2021, the 2014 through 2020 tax years are open and may be subject to potential examinations in the U.S.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 14:-TAXES ON INCOME (Cont.)

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

b.Israeli taxation:

1.Foreign Exchange Regulations:

Commencing taxable year 2003, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations. Under the Foreign Exchange Regulations the Israeli company is calculating its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

2.Tax rates:

The Israeli corporate tax rate in 2021, 2020 and 2019 was 23%. A company is taxable on its real capital gains at the corporate tax rate in the year of sale.

3.Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (“the Law“):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“Amendment 73“) was published. According to Amendment 73, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Amendment 73 also prescribes special tax tracks for technological enterprises, the new tax tracks under the amendment are as follows:

Technological preferred enterprise - an enterprise whose total consolidated revenues (parent company and all subsidiaries) is less than NIS 10 billion. Technological Preferred Enterprise, as defined in the law, which is located in the center of Israel (where our Israeli subsidiary is currently located) is subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A, the tax rate is 7.5%), subject to satisfaction of a number of conditions, including compliance with a minimal amount or ratio of annual Research and development expenditure and Research and development employees, as well as having at least 25% of annual income derived from exports.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 14:-TAXES ON INCOME (Cont.)

The Company believes it meets the Technological preferred enterprise conditions.

Income not eligible for Preferred Technological Enterprise benefits is taxed at a regular rate, 23% from 2018 onwards.

Prior to 2014, most of the Company’s income was exempt from tax or subject to reduced tax rates under the Approved Enterprise program or the Beneficiary Enterprise in the Investment Law. Upon distribution of exempt income, the distributing company will be subject to corporate reduced tax rates ordinarily applicable to such income under the Investment Law.

Reduced income under the Investment Law including the Preferred Enterprise Regime and Preferred Technological Enterprise Regime will be freely distributable as dividends, subject to a 15% or 20% withholding tax (or lower rate for non-Israeli resident shareholder, under an applicable tax treaty).

On November 2, 2021, the Israeli Parliament approved a final bill regarding repatriations of trapped earnings out of Approved/Privileged Enterprises. The temporary provisions have come into effect as of November 15, 2021. The Israeli government agreed to grant relief on the amount of tax which should have been paid on distributable earnings in order to encourage companies to pay the reduced taxes during the next 12 months (the “temporary order”). The temporary order provides partial relief from previous Approved/Privileged Enterprise tax rates as defined in the Law for companies which opt to enjoy the privilege. The new temporary order does not require the actual distribution of the retained earnings, nor does it provides any relief from the 15% dividend withholding tax.

The partial relief from previous Approved/Privileged Enterprise tax rates is available to companies that elect to implement the temporary reduced tax relief by November 14, 2022, in respect of exempt retained earnings accrued up until December 31, 2021.

As part of the temporary order, the Company opted to implement the provisions included in the temporary order and completed the taxes on its trapped tax-exempt earnings. As a result, the Company has a tax payable amount as of December 31, 2021 of $8,247 included in other payables and accrued expenses in the consolidated balance sheets. As of December 31, 2021, the Company does not have any tax-exempted earnings attributable to its Beneficiary, Approved and Preferred Enterprise programs.

Through December 31, 2021, the Company has net operating carryforward losses of approximately $29,963 which can be carried forward and offset against taxable income in the future, for an indefinite period.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 14:-TAXES ON INCOME (Cont.)

c. Taxes on income are comprised as follows:

	Year ended December 31,
	2021	2020	2019

Current taxes	$18,287	$3,995	$4,678
Deferred taxes	(3,466)	333	(1,535)

	$14,821	$4,328	$3,143

Domestic	$10,741	$2,648	$1,833
Foreign	4,080	1,680	1,310

	$14,821	$4,328	$3,143

	Year ended December 31,
	2021	2020	2019
Domestic taxes:

Current taxes	$12,890	$3,166	$3,670
Deferred taxes	(2,149)	(518)	(1,837)

	10,741	2,648	1,833
Foreign taxes:

Current taxes	5,397	829	1,008
Deferred taxes	(1,317)	851	302

	4,080	1,680	1,310

	$14,821	$4,328	$3,143

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 14:-TAXES ON INCOME (Cont.)

d.Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s and its subsidiaries’ deferred tax liabilities and assets are as follows:

	December 31,
	2021	2020

Carryforward losses and tax credit	$9,336	$6,962
Deferred revenues	5,377	4,158
Unrealized gains on marketable securities	136	-
Temporary differences	6,583	6,071

Deferred tax assets before valuation allowance	21,432	17,191
Valuation allowance	(2,760)	(1,992)

Net deferred tax assets	18,672	15,199

Intangible assets, including goodwill	(4,543)	(4,699)
Depreciable assets	(1,699)	(2,024)
Unrealized gains on marketable securities	-	(453)

Deferred tax liability	(6,242)	(7,176)

Net deferred tax assets	$12,430	$8,023

e.Foreign:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018. Apportioned income is also subject to tax in various states.

Through December 31, 2021, the U.S. subsidiary had a U.S. federal loss carryforward of $4,448, which can be carried forward and offset against taxable income up to 20 years, expiring between fiscal 2023 and fiscal 2038.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 14:-TAXES ON INCOME (Cont.)

On March 27, 2020, President Donald J. Trump signed the Coronavirus Aid Relief, and Economic Security Act (the “CARES Act”) into law. The Act includes several significant business tax provisions that, among other things, eliminate the taxable income limit for certain net operating losses and allow businesses and individuals to carry back Net Operating Losses (“NOLs”) arising in 2018, 2019, and 2020 to the five prior tax years. Consequently, management intend is to carry back NOLs generated in 2019 and 2020 to tax years 2014 and 2015. The applicable tax rate during these years was 34%, therefore, recognizing a deferred benefit of $1,202 due to the remeasurement of the NOLs deferred tax asset.

The Company continues to monitor tax implications resulting from new legislation passed in response to the COVID-19 pandemic in the federal, state and foreign jurisdictions where it has an income tax expense.

f.Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 14:-TAXES ON INCOME (Cont.)

g.A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the consolidated statements of income is as follows:

	Year ended December 31,
	2021	2020	2019

Income before taxes, as reported in the consolidated statements of income	$22,632	$13,964	$25,709

Statutory tax rate	23%	23%	23%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$5,205	$3,212	$5,913
Tax adjustment in respect of different tax rate of foreign subsidiary	33	(185)	-
Non-deductible expenses and other permanent differences	305	83	188
Deferred taxes on losses for which valuation allowance was provided, net	896	959	592
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(128)	(152)	(2,175)
Foreign withholding taxes	2,656	1,489
Stock compensation relating to stock options per ASC No. 718	(2,369)	1,258	821
Income taxes in respect of prior years	687	292	330
Change of tax rate	462	(599)	-
Approved, Privileged and Preferred enterprise loss (benefits) (*)	6,869	(1,844)	(2,783)
Other	205	(185)	257

Actual tax expense	$14,821	$4,328	$3,143

(*) Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status	$0.15	$0.04	$0.06

Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status	$0.14	$0.04	$0.06

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 14:-TAXES ON INCOME (Cont.)

h.Income before taxes on income is comprised as follows:

	Year ended December 31,
	2021	2020	2019

Domestic	$17,817	$7,751	$19,185
Foreign	4,815	6,213	6,524

Income before taxes on income	$22,632	$13,964	$25,709